Federated Hermes Intermediate Corporate Bond Fund
Portfolio of Investments
July 31, 2025 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—95.1%
	Basic Industry - Chemicals—0.1%
$ 400,000	RPM International, Inc., Sr. Unsecd. Note, 4.550%, 3/1/2029	$ 398,652
	Basic Industry - Metals & Mining—0.8%
450,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.250%, 3/17/2028	422,610
200,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 2.875%, 3/17/2031	181,547
600,000	Anglo American Capital PLC, Sr. Unsecd. Note, 144A, 5.750%, 4/5/2034	620,281
410,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 4/27/2026	400,942
800,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 5.371%, 4/4/2029	819,565
750,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 6.125%, 10/6/2028	782,490
	TOTAL	3,227,435
	Basic Industry - Paper—0.3%
1,000,000	Smurfit Kappa Treasury Unlimited Co., Sr. Unsecd. Note, 5.200%, 1/15/2030	1,025,130
50,000	Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	56,607
	TOTAL	1,081,737
	Capital Goods - Aerospace & Defense—2.9%
300,000	Airbus Group SE, Sr. Unsecd. Note, 144A, 3.150%, 4/10/2027	294,813
280,000	BAE Systems Holdings, Inc., Sr. Unsecd. Note, 144A, 3.850%, 12/15/2025	279,152
200,000	BAE Systems PLC, Sr. Unsecd. Note, 144A, 3.400%, 4/15/2030	190,772
1,590,000	Boeing Co., Sr. Unsecd. Note, 2.700%, 2/1/2027	1,545,210
500,000	Boeing Co., Sr. Unsecd. Note, 3.625%, 2/1/2031	471,958
1,725,000	Boeing Co., Sr. Unsecd. Note, 5.150%, 5/1/2030	1,753,395
500,000	Boeing Co., Sr. Unsecd. Note, 6.528%, 5/1/2034	544,406
600,000	GE Capital Funding LLC, Sr. Unsecd. Note, 4.400%, 5/15/2030	591,717
410,000	Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	399,333
580,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 2.300%, 2/15/2031	508,025
500,000	Lockheed Martin Corp., Sr. Unsecd. Note, 4.750%, 2/15/2034	495,725
1,000,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.650%, 7/15/2030	1,006,847
1,300,000	Northrop Grumman Corp., Sr. Unsecd. Note, 4.700%, 3/15/2033	1,292,390
1,450,000	RTX Corp., Sr. Unsecd. Note, 4.125%, 11/16/2028	1,440,375
600,000	RTX Corp., Sr. Unsecd. Note, 5.000%, 2/27/2026	601,189
240,000	RTX Corp., Sr. Unsecd. Note, 5.150%, 2/27/2033	245,132
300,000	Textron, Inc., Sr. Unsecd. Note, 4.000%, 3/15/2026	298,824
	TOTAL	11,959,263
	Capital Goods - Building Materials—0.9%
1,100,000	Allegion PLC, Sr. Unsecd. Note, 3.500%, 10/1/2029	1,052,239
825,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.550%, 10/1/2027	807,680
450,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.600%, 5/29/2034	460,191
465,000	Carrier Global Corp., Sr. Unsecd. Note, 5.900%, 3/15/2034	492,602
290,000	Masco Corp., Sr. Unsecd. Note, 1.500%, 2/15/2028	269,077
520,000	Masco Corp., Sr. Unsecd. Note, 2.000%, 10/1/2030	455,857
200,000	Masco Corp., Sr. Unsecd. Note, 3.500%, 11/15/2027	195,588
	TOTAL	3,733,234
	Capital Goods - Construction Machinery—1.1%
1,000,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	967,904
405,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 5.550%, 5/30/2033	409,578
500,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.450%, 7/15/2026	485,630

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Construction Machinery—continued
$1,000,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.550%, 4/10/2028	$ 1,001,870
500,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 5.500%, 1/12/2029	514,718
595,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.850%, 11/15/2027	588,381
710,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	694,357
	TOTAL	4,662,438
	Capital Goods - Diversified Manufacturing—1.2%
975,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.100%, 3/1/2027	927,670
475,000	Honeywell International, Inc., Sr. Unsecd. Note, 1.950%, 6/1/2030	424,047
555,000	Hubbell, Inc., Sr. Unsecd. Note, 2.300%, 3/15/2031	489,065
500,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.176%, 6/15/2029	511,851
170,000	Ingersoll-Rand, Inc., Sr. Unsecd. Note, 5.450%, 6/15/2034	174,903
580,000	Lennox International, Inc., Sr. Unsecd. Note, 1.700%, 8/1/2027	548,903
780,000	Parker-Hannifin Corp., Sr. Unsecd. Note, 4.500%, 9/15/2029	783,193
500,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 2.400%, 4/1/2028	470,747
415,000	Wabtec Corp., Sr. Unsecd. Note, 5.611%, 3/11/2034	429,311
	TOTAL	4,759,690
	Capital Goods - Environmental—0.9%
1,000,000	Republic Services, Inc., Sr. Unsecd. Note, 4.875%, 4/1/2029	1,019,435
1,050,000	Republic Services, Inc., Sr. Unsecd. Note, 5.150%, 3/15/2035	1,066,520
1,000,000	Waste Connections, Inc., Sr. Unsecd. Note, 2.600%, 2/1/2030	926,468
830,000	Waste Connections, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2035	842,432
	TOTAL	3,854,855
	Communications - Cable & Satellite—1.2%
800,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.250%, 1/15/2029	735,412
1,125,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Sec. Fac. Bond, 2.800%, 4/1/2031	997,088
225,000	Charter Communications, Inc., 4.200%, 3/15/2028	222,549
700,000	Comcast Corp., Sr. Unsecd. Note, 4.250%, 10/15/2030	692,973
800,000	Comcast Corp., Sr. Unsecd. Note, 4.950%, 5/15/2032	810,829
1,400,000	Comcast Corp., Sr. Unsecd. Note, 5.300%, 6/1/2034	1,429,226
	TOTAL	4,888,077
	Communications - Media & Entertainment—1.6%
1,000,000	AppLovin Corp., Sr. Unsecd. Note, 5.375%, 12/1/2031	1,019,387
685,000	AppLovin Corp., Sr. Unsecd. Note, 5.500%, 12/1/2034	693,221
745,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.500%, 8/15/2027	735,781
800,000	Meta Platforms, Inc., Sr. Unsecd. Note, 3.850%, 8/15/2032	765,122
575,000	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	576,582
275,000	Netflix, Inc., Sr. Unsecd. Note, 4.875%, 4/15/2028	279,432
1,600,000	Netflix, Inc., Sr. Unsecd. Note, 144A, 4.875%, 6/15/2030	1,630,863
220,000	Paramount Global, Sr. Unsecd. Note, 4.200%, 5/19/2032	201,790
625,000	Warnermedia Holdings, Inc., Sr. Unsecd. Note, 4.054%, 3/15/2029	587,241
	TOTAL	6,489,419
	Communications - Telecom Wireless—2.3%
1,000,000	America Movil S.A.B. de C.V., Sr. Unsecd. Note, 5.000%, 1/20/2033	996,560
500,000	American Tower Corp., Sr. Unsecd. Note, 2.100%, 6/15/2030	444,225
865,000	American Tower Corp., Sr. Unsecd. Note, 3.375%, 10/15/2026	853,599
620,000	American Tower Corp., Sr. Unsecd. Note, 5.250%, 7/15/2028	634,268
680,000	Crown Castle, Inc., Sr. Unsecd. Note, 1.050%, 7/15/2026	657,617
1,480,000	Crown Castle, Inc., Sr. Unsecd. Note, 2.250%, 1/15/2031	1,294,143
2,875,000	T-Mobile USA, Inc., Series WI, 3.875%, 4/15/2030	2,787,367

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$1,500,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.050%, 7/15/2033	$ 1,502,816
	TOTAL	9,170,595
	Communications - Telecom Wirelines—2.5%
700,000	AT&T, Inc., Sr. Unsecd. Note, 2.300%, 6/1/2027	674,140
2,110,000	AT&T, Inc., Sr. Unsecd. Note, 2.550%, 12/1/2033	1,759,923
800,000	AT&T, Inc., Sr. Unsecd. Note, 2.750%, 6/1/2031	723,544
500,000	AT&T, Inc., Sr. Unsecd. Note, 5.375%, 8/15/2035	507,267
490,000	NBN Co. Ltd., Sr. Unsecd. Note, 144A, 4.000%, 10/1/2027	485,100
800,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.000%, 2/15/2029	810,416
1,500,000	Rogers Communications, Inc., Sr. Unsecd. Note, 5.300%, 2/15/2034	1,502,052
220,000	Telefonica S.A., Co. Guarantee, 7.045%, 6/20/2036	243,831
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 1.750%, 1/20/2031	258,341
435,000	Verizon Communications, Inc., Sr. Unsecd. Note, 2.550%, 3/21/2031	389,713
1,275,000	Verizon Communications, Inc., Sr. Unsecd. Note, 3.150%, 3/22/2030	1,203,302
1,700,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.500%, 8/10/2033	1,644,944
	TOTAL	10,202,573
	Consumer Cyclical - Automotive—4.3%
1,550,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	1,498,499
1,090,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 5.125%, 1/19/2028	1,104,637
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	248,414
1,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.800%, 3/8/2029	1,002,294
1,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.500%, 2/7/2035	997,799
820,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 6.798%, 11/7/2028	848,918
320,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 7.122%, 11/7/2033	332,903
600,000	General Motors Co., Sr. Unsecd. Note, 4.200%, 10/1/2027	594,756
545,000	General Motors Co., Sr. Unsecd. Note, 5.600%, 10/15/2032	556,097
675,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.700%, 8/20/2027	649,858
750,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.350%, 1/7/2030	760,877
270,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.400%, 5/8/2027	273,667
300,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.850%, 4/6/2030	310,110
360,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 6.000%, 1/9/2028	370,962
2,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.300%, 1/8/2029	2,031,922
1,000,000	Hyundai Capital America, Sr. Unsecd. Note, 144A, 5.680%, 6/26/2028	1,024,977
500,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 4.800%, 8/1/2029	504,699
725,000	Mercedes-Benz Finance NA LLC, Sr. Unsecd. Note, 144A, 5.250%, 11/29/2027	737,765
1,200,000	Nissan Motor Co., Ltd., Sr. Unsecd. Note, 144A, 4.345%, 9/17/2027	1,171,404
700,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, 4.800%, 5/15/2030	710,419
500,000	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 3.200%, 1/11/2027	492,490
1,400,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 4.750%, 11/13/2028	1,393,577
	TOTAL	17,617,044
	Consumer Cyclical - Retailers—2.5%
225,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, 5.900%, 3/9/2026	226,305
1,575,000	Advance Auto Parts, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 4/15/2030	1,429,221
640,000	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.950%, 1/25/2030	597,006
410,000	AutoNation, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2030	406,574
1,300,000	AutoZone, Inc., Sr. Unsecd. Note, 3.750%, 6/1/2027	1,285,196
580,000	AutoZone, Inc., Sr. Unsecd. Note, 4.000%, 4/15/2030	565,810
790,000	AutoZone, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2033	779,491
500,000	AutoZone, Inc., Sr. Unsecd. Note, 5.200%, 8/1/2033	505,752
775,000	Costco Wholesale Corp., Sr. Unsecd. Note, 1.375%, 6/20/2027	737,804

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—continued
$1,165,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	$ 1,138,675
1,000,000	Home Depot, Inc., Sr. Unsecd. Note, 4.750%, 6/25/2029	1,016,622
1,000,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 1.750%, 3/15/2031	855,203
665,000	Tractor Supply Co., Sr. Unsecd. Note, 1.750%, 11/1/2030	575,452
255,000	Tractor Supply Co., Sr. Unsecd. Note, 5.250%, 5/15/2033	259,430
	TOTAL	10,378,541
	Consumer Cyclical - Services—1.7%
200,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 2.125%, 2/9/2031	177,287
820,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.150%, 8/22/2027	804,795
1,200,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.300%, 4/13/2027	1,183,309
805,000	Booking Holdings, Inc., Sr. Unsecd. Note, 3.550%, 3/15/2028	789,799
965,000	Booking Holdings, Inc., Sr. Unsecd. Note, 4.625%, 4/13/2030	972,846
875,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.700%, 4/1/2027	866,601
225,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 4.000%, 5/1/2032	217,556
179,000	Expedia Group, Inc., Sr. Unsecd. Note, Series WI, 2.950%, 3/15/2031	162,960
1,680,000	Uber Technologies, Inc., Sr. Unsecd. Note, 4.300%, 1/15/2030	1,666,767
	TOTAL	6,841,920
	Consumer Non-Cyclical - Food/Beverage—4.6%
800,000	Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 4.750%, 1/23/2029	812,064
1,285,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 2.750%, 1/22/2030	1,193,414
1,325,000	Constellation Brands, Inc., Sr. Unsecd. Note, 2.875%, 5/1/2030	1,225,728
500,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.150%, 8/1/2029	474,632
1,165,000	Constellation Brands, Inc., Sr. Unsecd. Note, 3.600%, 2/15/2028	1,143,361
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.500%, 10/1/2026	374,702
1,000,000	Flowers Foods, Inc., Sr. Unsecd. Note, 5.750%, 3/15/2035	1,019,022
1,000,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 2.250%, 3/15/2031	879,372
1,100,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.430%, 6/15/2027	1,079,959
800,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.950%, 4/15/2029	784,853
300,000	Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.050%, 4/15/2032	288,238
517,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	510,332
400,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.750%, 4/1/2030	382,328
1,800,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 3.875%, 5/15/2027	1,778,772
1,100,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.000%, 3/1/2032	1,110,708
1,100,000	Mars, Inc., Sr. Unsecd. Note, 144A, 5.200%, 3/1/2035	1,105,882
600,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.400%, 8/15/2027	588,895
1,600,000	PepsiCo, Inc., Sr. Unsecd. Note, 2.625%, 7/29/2029	1,506,778
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 2.625%, 9/13/2031	259,040
630,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 3.000%, 10/15/2030	573,771
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2027	59,266
600,000	Sysco Corp., Sr. Unsecd. Note, 3.250%, 7/15/2027	587,615
700,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	692,174
505,000	Tyson Foods, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2029	518,490
	TOTAL	18,949,396
	Consumer Non-Cyclical - Health Care—3.2%
650,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.600%, 5/27/2030	596,572
500,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	489,326
193,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	168,071
750,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.874%, 2/8/2029	759,091
38,858	CVS Health Corp., Pass Thru Cert., 144A, 5.298%, 1/11/2027	38,708
650,000	CVS Health Corp., Sr. Unsecd. Note, 1.300%, 8/21/2027	608,626

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Health Care—continued
$ 950,000	CVS Health Corp., Sr. Unsecd. Note, 5.000%, 1/30/2029	$ 962,913
2,000,000	CVS Health Corp., Sr. Unsecd. Note, 5.250%, 2/21/2033	2,006,134
485,000	DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, 2.600%, 11/15/2029	451,855
410,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.857%, 3/15/2030	431,419
350,000	GE HealthCare Technologies, Inc., Sr. Unsecd. Note, 5.905%, 11/22/2032	371,802
1,300,000	Haleon US Capital LLC, Sr. Unsecd. Note, 3.375%, 3/24/2027	1,278,666
585,000	HCA, Inc., Sr. Unsecd. Note, 3.125%, 3/15/2027	572,103
1,000,000	HCA, Inc., Sr. Unsecd. Note, 5.200%, 6/1/2028	1,017,255
1,450,000	HCA, Inc., Sr. Unsecd. Note, 5.500%, 6/1/2033	1,480,724
1,700,000	Solventum Corp., Sr. Unsecd. Note, Series WI, 5.400%, 3/1/2029	1,749,400
	TOTAL	12,982,665
	Consumer Non-Cyclical - Pharmaceuticals—3.4%
560,000	Abbott Laboratories, Sr. Unsecd. Note, 3.750%, 11/30/2026	556,782
1,140,000	AbbVie, Inc., Sr. Unsecd. Note, 2.950%, 11/21/2026	1,120,269
67,000	AbbVie, Inc., Sr. Unsecd. Note, 4.750%, 3/15/2045	60,195
1,000,000	AbbVie, Inc., Sr. Unsecd. Note, 4.800%, 3/15/2027	1,006,853
1,000,000	AbbVie, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2034	1,013,049
1,985,000	Amgen, Inc., Sr. Unsecd. Note, 5.250%, 3/2/2030	2,039,891
985,000	Amgen, Inc., Sr. Unsecd. Note, 5.507%, 3/2/2026	985,008
600,000	AstraZeneca Finance LLC, Sr. Unsecd. Note, 4.875%, 3/3/2028	610,384
800,000	AstraZeneca PLC, Sr. Unsecd. Note, 4.000%, 1/17/2029	793,556
1,900,000	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 4.375%, 12/15/2028	1,877,715
185,000	Biogen, Inc., Sr. Unsecd. Note, 2.250%, 5/1/2030	166,037
375,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 4.900%, 2/22/2029	382,327
1,000,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, 5.200%, 2/22/2034	1,021,746
152,000	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 5.000%, 8/15/2045	140,210
350,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.450%, 5/19/2028	351,451
850,000	Pfizer Investment Enterprises Pte Ltd., Sr. Unsecd. Note, 4.650%, 5/19/2030	857,273
820,000	Regeneron Pharmaceuticals, Inc., Sr. Unsecd. Note, 1.750%, 9/15/2030	712,243
300,000	Teva Pharmaceutical Finance Netherlands III B.V., Sr. Unsecd. Note, 3.150%, 10/1/2026	293,624
	TOTAL	13,988,613
	Consumer Non-Cyclical - Products—0.2%
910,000	Kenvue, Inc., Sr. Unsecd. Note, 5.050%, 3/22/2028	929,571
	Consumer Non-Cyclical - Supermarkets—0.0%
150,000	Kroger Co., Sr. Unsecd. Note, 2.650%, 10/15/2026	146,769
	Consumer Non-Cyclical - Tobacco—1.7%
550,000	BAT Capital Corp., Sr. Unsecd. Note, 2.259%, 3/25/2028	519,638
1,000,000	BAT Capital Corp., Sr. Unsecd. Note, 5.625%, 8/15/2035	1,016,431
500,000	BAT Capital Corp., Sr. Unsecd. Note, 5.834%, 2/20/2031	523,801
425,000	BAT Capital Corp., Sr. Unsecd. Note, 7.750%, 10/19/2032	490,283
1,000,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.750%, 11/1/2031	1,001,494
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/15/2028	506,343
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 4.875%, 2/13/2029	506,862
1,210,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.125%, 2/15/2030	1,239,348
500,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.250%, 2/13/2034	506,448
140,000	Philip Morris International, Inc., Sr. Unsecd. Note, 5.625%, 11/17/2029	146,141
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.000%, 8/4/2041	289,275
	TOTAL	6,746,064
	Energy - Independent—1.7%
175,000	APA Corp., Sr. Unsecd. Note, 144A, 6.100%, 2/15/2035	171,520

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Independent—continued
$ 500,000	Coterra Energy, Inc., Sr. Unsecd. Note, Series WI, 3.900%, 5/15/2027	$ 494,163
600,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.150%, 1/30/2030	611,148
1,200,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.400%, 4/18/2034	1,203,470
300,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2033	319,053
1,650,000	Hess Corp., Sr. Unsecd. Note, 4.300%, 4/1/2027	1,650,016
1,525,000	Ovintiv, Inc., Sr. Unsecd. Note, 5.650%, 5/15/2028	1,563,604
1,065,000	Ovintiv, Inc., Sr. Unsecd. Note, 6.250%, 7/15/2033	1,101,930
	TOTAL	7,114,904
	Energy - Integrated—1.5%
1,300,000	BP Capital Markets America, Inc., Sr. Unsecd. Note, 4.699%, 4/10/2029	1,315,451
900,000	BP Capital Markets PLC, Sr. Unsecd. Note, 3.279%, 9/19/2027	882,517
1,425,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 2.650%, 1/15/2032	1,233,273
1,000,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 4.250%, 4/15/2027	995,161
1,200,000	Chevron U.S.A., Inc., Sr. Unsecd. Note, 1.018%, 8/12/2027	1,130,081
625,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	617,953
	TOTAL	6,174,436
	Energy - Midstream—3.5%
250,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 3.400%, 2/15/2031	231,077
600,000	Boardwalk Pipeline Partners LP, Sr. Unsecd. Note, 4.800%, 5/3/2029	605,301
1,000,000	Enbridge, Inc., Sr. Unsecd. Note, 5.550%, 6/20/2035	1,010,001
900,000	Enbridge, Inc., Sr. Unsecd. Note, 6.200%, 11/15/2030	959,256
500,000	Energy Transfer LP, Sr. Unsecd. Note, 3.750%, 5/15/2030	479,445
140,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 2/15/2028	143,496
205,000	Energy Transfer LP, Sr. Unsecd. Note, 5.550%, 5/15/2034	206,886
1,000,000	Energy Transfer LP, Sr. Unsecd. Note, 5.700%, 4/1/2035	1,014,687
300,000	Energy Transfer LP, Sr. Unsecd. Note, 6.100%, 12/1/2028	314,163
250,000	MPLX LP, Sr. Unsecd. Note, 4.000%, 3/15/2028	246,701
1,195,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	1,186,873
390,000	National Fuel Gas Co., Sr. Secd. Note, 5.950%, 3/15/2035	399,732
1,685,000	National Fuel Gas Co., Sr. Unsecd. Note, 2.950%, 3/1/2031	1,502,881
500,000	National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 3/15/2030	512,983
845,000	ONEOK, Inc., Sr. Unsecd. Note, 4.000%, 7/13/2027	838,181
450,000	ONEOK, Inc., Sr. Unsecd. Note, 4.550%, 7/15/2028	450,650
470,000	ONEOK, Inc., Sr. Unsecd. Note, 5.650%, 11/1/2028	485,016
250,000	ONEOK, Inc., Sr. Unsecd. Note, 6.000%, 6/15/2035	258,513
420,000	ONEOK, Inc., Sr. Unsecd. Note, 6.100%, 11/15/2032	444,212
120,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.200%, 2/1/2033	112,231
385,000	Targa Resources, Inc., Sr. Unsecd. Note, 4.900%, 9/15/2030	387,207
750,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.125%, 3/15/2033	789,028
400,000	Targa Resources, Inc., Sr. Unsecd. Note, 6.150%, 3/1/2029	418,896
475,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.900%, 5/25/2027	469,904
910,000	Williams Cos., Inc., Sr. Unsecd. Note, 5.300%, 9/30/2035	906,534
	TOTAL	14,373,854
	Financial Institution - Banking—23.4%
1,000,000	American Express Co., Sr. Unsecd. Note, 4.918%, 7/20/2033	1,003,515
1,000,000	American Express Co., Sr. Unsecd. Note, 5.389%, 7/28/2027	1,008,119
1,000,000	American Express Co., Sub., 5.625%, 7/28/2034	1,025,783
155,000	Associated Banc-Corp., Sr. Unsecd. Note, 6.455%, 8/29/2030	159,607
2,725,000	Bank of America Corp., Sr. Unsecd. Note, 2.592%, 4/29/2031	2,491,833
2,160,000	Bank of America Corp., Sr. Unsecd. Note, 4.571%, 4/27/2033	2,127,268

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$1,500,000	Bank of America Corp., Sr. Unsecd. Note, 5.468%, 1/23/2035	$ 1,540,044
1,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.197%, 10/24/2026	992,054
1,750,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 2.884%, 10/22/2030	1,639,417
500,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.559%, 4/23/2027	496,186
2,240,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	2,216,581
960,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, 2.050%, 1/26/2027	930,374
1,000,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.992%, 6/13/2028	993,773
1,200,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 6.317%, 10/25/2029	1,267,820
400,000	Capital One Financial Co., Sr. Unsecd. Note, 5.817%, 2/1/2034	413,879
1,475,000	Citigroup, Inc., 4.125%, 7/25/2028	1,462,696
500,000	Citigroup, Inc., Sr. Unsecd. Note, 1.122%, 1/28/2027	491,170
2,500,000	Citigroup, Inc., Sr. Unsecd. Note, 2.572%, 6/3/2031	2,267,758
2,000,000	Citigroup, Inc., Sr. Unsecd. Note, 3.057%, 1/25/2033	1,791,982
1,325,000	Citigroup, Inc., Sr. Unsecd. Note, 3.200%, 10/21/2026	1,304,975
750,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	742,529
450,000	Citigroup, Inc., Sub. Note, 6.020%, 1/24/2036	461,340
825,000	Citigroup, Inc., Sub., 6.174%, 5/25/2034	863,047
250,000	Citizens Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.750%, 2/18/2026	248,739
790,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 2.500%, 2/6/2030	717,012
890,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 5.841%, 1/23/2030	919,222
685,000	Citizens Financial Group, Inc., Sr. Unsecd. Note, 6.645%, 4/25/2035	741,569
785,000	Comerica, Inc., 3.800%, 7/22/2026	778,050
460,000	Comerica, Inc., Sr. Unsecd. Note, 5.982%, 1/30/2030	473,092
500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.550%, 5/5/2027	484,699
500,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.337%, 4/25/2033	478,511
230,000	Fifth Third Bancorp, Sr. Unsecd. Note, 4.895%, 9/6/2030	232,068
1,425,000	Fifth Third Bancorp, Sr. Unsecd. Note, 6.361%, 10/27/2028	1,482,477
1,045,000	FNB Corp. (PA), 5.722%, 12/11/2030	1,052,625
300,000	FNB Corp. (PA), Sr. Unsecd. Note, 5.150%, 8/25/2025	300,007
1,225,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.431%, 3/9/2027	1,201,230
850,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 1.992%, 1/27/2032	737,768
1,350,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.102%, 2/24/2033	1,214,092
800,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.500%, 11/16/2026	789,802
2,075,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	2,044,824
1,500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.330%, 7/23/2035	1,515,858
700,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.536%, 1/28/2036	715,920
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	493,597
330,000	Huntington Bancshares, Inc., Sr. Unsecd. Note, 6.208%, 8/21/2029	345,325
650,000	Huntington National Bank, Sr. Unsecd. Note, 5.650%, 1/10/2030	673,468
1,250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.045%, 11/19/2026	1,236,370
2,025,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.545%, 11/8/2032	1,780,824
1,500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.739%, 10/15/2030	1,397,693
800,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.963%, 1/25/2033	718,973
350,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.586%, 4/26/2033	345,952
385,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.012%, 1/23/2030	391,577
1,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.294%, 7/22/2035	1,013,629
1,500,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.299%, 7/24/2029	1,536,170
600,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.502%, 1/24/2036	615,802
1,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.572%, 4/22/2036	1,033,067
415,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 5.581%, 4/22/2030	430,287

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 200,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 6.254%, 10/23/2034	$ 217,111
1,100,000		KeyCorp, Sr. Unsecd. Note, 6.401%, 3/6/2035	1,176,115
535,000		M&T Bank Corp., Sr. Unsecd. Note, 4.553%, 8/16/2028	533,518
625,000		M&T Bank Corp., Sr. Unsecd. Note, 5.053%, 1/27/2034	616,290
945,000		M&T Bank Corp., Sr. Unsecd. Note, 7.413%, 10/30/2029	1,023,067
850,000		Manufacturers & Traders Trust Co., Sr. Unsecd. Note, 4.700%, 1/27/2028	855,293
1,160,000		Morgan Stanley, Sr. Unsecd. Note, 0.985%, 12/10/2026	1,144,643
350,000		Morgan Stanley, Sr. Unsecd. Note, 3.625%, 1/20/2027	346,676
1,300,000		Morgan Stanley, Sr. Unsecd. Note, 5.250%, 4/21/2034	1,321,484
1,695,000		Morgan Stanley, Sr. Unsecd. Note, 5.466%, 1/18/2035	1,736,994
1,000,000		Morgan Stanley, Sr. Unsecd. Note, 5.664%, 4/17/2036	1,031,767
1,950,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.239%, 7/21/2032	1,690,212
1,250,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 3.622%, 4/1/2031	1,197,701
1,125,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.150%, 5/19/2027	1,101,987
1,850,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.068%, 1/24/2034	1,856,293
750,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.373%, 7/21/2036	758,062
575,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.582%, 6/12/2029	592,984
310,000		PNC Financial Services Group, Inc., Sr. Unsecd. Note, 5.676%, 1/22/2035	321,773
38,690	[1]	Regional Diversified Funding, 144A, 9.250%, 3/15/2030	8,125
1,000,000		Regions Financial Corp., Sr. Unsecd. Note, 5.502%, 9/6/2035	1,007,731
1,200,000		State Street Corp., Sr. Unsecd. Note, 5.159%, 5/18/2034	1,222,683
600,000		State Street Corp., Sub., 6.123%, 11/21/2034	640,143
1,550,000		Synovus Bank GA, Sr. Unsecd. Note, 5.625%, 2/15/2028	1,572,250
600,000		Synovus Financial Corp., Sr. Unsecd. Note, 5.200%, 8/11/2025	599,883
775,000		Synovus Financial Corp., Sr. Unsecd. Note, 6.168%, 11/1/2030	797,246
725,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.125%, 8/3/2027	680,818
2,085,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.122%, 1/26/2034	2,086,338
750,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 5.435%, 1/24/2030	771,263
375,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 7.161%, 10/30/2029	404,871
1,250,000		U.S. Bancorp, Sr. Unsecd. Note, 4.653%, 2/1/2029	1,256,490
750,000		U.S. Bancorp, Sr. Unsecd. Note, 5.083%, 5/15/2031	763,674
500,000		U.S. Bancorp, Sr. Unsecd. Note, 5.384%, 1/23/2030	513,750
200,000		U.S. Bancorp, Sr. Unsecd. Note, 5.727%, 10/21/2026	200,439
250,000		U.S. Bancorp, Sr. Unsecd. Note, 5.775%, 6/12/2029	258,885
425,000		U.S. Bancorp, Sr. Unsecd. Note, 5.836%, 6/12/2034	445,885
500,000		U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 1.375%, 7/22/2030	431,546
425,000		U.S. Bancorp, Sr. Unsecd. Note, Series MTN, 2.215%, 1/27/2028	410,784
500,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.499%, 1/23/2035	512,591
1,000,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.557%, 7/25/2034	1,032,313
1,100,000		Wells Fargo & Co., Sr. Unsecd. Note, 5.574%, 7/25/2029	1,132,820
500,000		Wells Fargo & Co., Sr. Unsecd. Note, 6.491%, 10/23/2034	546,840
1,395,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.393%, 6/2/2028	1,343,516
1,450,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.572%, 2/11/2031	1,329,922
2,100,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	2,065,613
		TOTAL	95,390,438
		Financial Institution - Broker/Asset Mgr/Exchange—1.3%
500,000		Charles Schwab Corp., Sr. Unsecd. Note, 3.300%, 4/1/2027	492,133
900,000		FMR LLC, Bond, 144A, 7.570%, 6/15/2029	996,091
1,600,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 2.625%, 10/15/2031	1,395,323
965,000		Jefferies Financial Group, Inc., Sr. Unsecd. Note, 5.875%, 7/21/2028	998,690

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Broker/Asset Mgr/Exchange—continued
$ 250,000	Jefferies Financial Group, Inc., Sr. Unsecd. Note, 6.500%, 1/20/2043	$ 260,440
165,000	Nuveen LLC, Sr. Unsecd. Note, 144A, 4.000%, 11/1/2028	163,121
840,000	Raymond James Financial, Inc., Sr. Unsecd. Note, 4.650%, 4/1/2030	849,489
	TOTAL	5,155,287
	Financial Institution - Finance Companies—1.5%
505,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 1.750%, 1/30/2026	498,216
335,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.000%, 10/29/2028	318,912
1,000,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 3.300%, 1/30/2032	905,128
675,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.625%, 10/15/2027	675,265
400,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, 5.300%, 1/19/2034	401,986
700,000	Air Lease Corp., Sr. Unsecd. Note, 1.875%, 8/15/2026	680,643
625,000	Air Lease Corp., Sr. Unsecd. Note, 3.625%, 12/1/2027	612,784
700,000	Air Lease Corp., Sr. Unsecd. Note, 5.300%, 2/1/2028	713,165
140,000	Air Lease Corp., Sr. Unsecd. Note, 5.850%, 12/15/2027	144,137
610,000	Aircastle Ltd., Sr. Secd. Note, 144A, 5.000%, 9/15/2030	609,166
710,000	Ally Financial, Inc., Sr. Unsecd. Note, 6.992%, 6/13/2029	746,765
	TOTAL	6,306,167
	Financial Institution - Insurance - Health—1.5%
900,000	Centene Corp., Sr. Unsecd. Note, 2.450%, 7/15/2028	821,157
1,500,000	Elevance Health, Inc., Sr. Unsecd. Note, 4.101%, 3/1/2028	1,488,919
800,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.150%, 6/15/2029	816,669
1,000,000	Elevance Health, Inc., Sr. Unsecd. Note, 5.200%, 2/15/2035	999,675
300,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 1.250%, 1/15/2026	295,546
1,500,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 4.900%, 4/15/2031	1,516,228
	TOTAL	5,938,194
	Financial Institution - Insurance - Life—2.0%
500,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.600%, 4/9/2029	487,957
1,275,000	CoreBridge Financial, Inc., Sr. Unsecd. Note, 5.750%, 1/15/2034	1,323,943
1,000,000	CoreBridge Global Funding, Sec. Fac. Bond, 144A, 5.200%, 1/12/2029	1,018,395
1,000,000	CoreBridge Global Funding, Sr. Secd. Note, 144A, 5.900%, 9/19/2028	1,038,484
1,650,000	Lincoln National Corp., Sr. Unsecd. Note, 3.050%, 1/15/2030	1,544,653
700,000	Lincoln National Corp., Sr. Unsecd. Note, 5.852%, 3/15/2034	717,042
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, 144A, 8.875%, 6/1/2039	194,023
280,000	MetLife, Inc., Jr. Sub. Note, 10.750%, 8/1/2039	372,869
300,000	Penn Mutual Life Insurance Co., Sr. Note, 144A, 7.625%, 6/15/2040	341,659
1,000,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2033	1,025,338
	TOTAL	8,064,363
	Financial Institution - Insurance - P&C—0.6%
1,000,000	Aon North America, Inc., Sr. Unsecd. Note, 5.300%, 3/1/2031	1,030,979
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.450%, 8/15/2027	245,502
810,000	Marsh & McLennan Cos., Inc., Sr. Unsecd. Note, 4.650%, 3/15/2030	817,415
400,000	Nationwide Mutual Insurance Co., Sub. Note, 144A, 9.375%, 8/15/2039	528,382
	TOTAL	2,622,278
	Financial Institution - REIT - Apartment—0.6%
970,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.350%, 5/15/2027	953,965
595,000	Camden Property Trust, Sr. Unsecd. Note, 2.800%, 5/15/2030	552,881
470,000	Mid-America Apartment Communities LP, Sr. Unsub., 1.700%, 2/15/2031	402,524
750,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.100%, 6/15/2033	606,475
	TOTAL	2,515,845

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Healthcare—1.0%
$ 445,000	Healthcare Trust of America, Sr. Unsecd. Note, 2.000%, 3/15/2031	$ 379,943
200,000	Healthcare Trust of America, Sr. Unsecd. Note, 3.100%, 2/15/2030	185,984
1,135,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.300%, 3/15/2027	1,130,435
600,000	Welltower OP LLC, Sr. Unsecd. Note, 5.125%, 7/1/2035	598,258
1,015,000	Welltower, Inc., Sr. Unsecd. Note, 2.750%, 1/15/2031	924,991
925,000	Welltower, Inc., Sr. Unsecd. Note, 3.100%, 1/15/2030	874,153
	TOTAL	4,093,764
	Financial Institution - REIT - Office—1.0%
1,345,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 1.875%, 2/1/2033	1,082,187
1,000,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.950%, 1/15/2028	986,200
700,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.700%, 7/1/2030	697,713
135,000	Boston Properties LP, Sr. Unsecd. Note, 3.250%, 1/30/2031	123,918
570,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 2.750%, 4/1/2032	478,223
750,000	Piedmont Operating Partnership, LP, Sr. Unsecd. Note, 9.250%, 7/20/2028	826,012
	TOTAL	4,194,253
	Financial Institution - REIT - Other—0.8%
1,000,000	Host Hotels & Resorts LP, Sr. Unsecd. Note, 5.700%, 7/1/2034	1,004,804
300,000	ProLogis LP, Sr. Unsecd. Note, 4.375%, 2/1/2029	300,959
460,000	WP Carey, Inc., Sr. Unsecd. Note, 2.400%, 2/1/2031	405,838
300,000	WP Carey, Inc., Sr. Unsecd. Note, 3.850%, 7/15/2029	291,813
500,000	WP Carey, Inc., Sr. Unsecd. Note, 4.650%, 7/15/2030	497,198
750,000	WP Carey, Inc., Sr. Unsecd. Note, 5.375%, 6/30/2034	754,362
	TOTAL	3,254,974
	Financial Institution - REIT - Retail—1.3%
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 1.900%, 3/1/2028	235,278
250,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.700%, 10/1/2030	229,221
700,000	Kimco Realty Corp., Sr. Unsecd. Note, 4.600%, 2/1/2033	686,669
1,000,000	Kimco Realty Corp., Sr. Unsecd. Note, 6.400%, 3/1/2034	1,086,767
750,000	Regency Centers LP, Sr. Unsecd. Note, 3.600%, 2/1/2027	741,669
1,700,000	Regency Centers LP, Sr. Unsecd. Note, 3.700%, 6/15/2030	1,640,442
500,000	Regency Centers LP, Sr. Unsecd. Note, 5.250%, 1/15/2034	507,836
	TOTAL	5,127,882
	Sovereign—0.2%
640,000	Inter-American Development Bank, Series MTN, 6.750%, 7/15/2027	667,359
	Technology—6.6%
1,000,000	Accenture Capital, Inc., Sr. Unsecd. Note, 4.050%, 10/4/2029	989,475
700,000	Apple, Inc., Sr. Unsecd. Note, 3.000%, 11/13/2027	685,614
610,000	Autodesk, Inc., Sr. Unsecd. Note, 5.300%, 6/15/2035	618,318
585,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	580,184
1,500,000	Broadcom, Inc., Sr. Unsecd. Note, 5.150%, 11/15/2031	1,537,563
1,000,000	Broadcom, Inc., Sr. Unsecd. Note, 5.200%, 4/15/2032	1,025,484
625,000	Broadcom, Inc., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	615,620
250,000	CDW LLC/ CDW Finance Corp., Sr. Unsecd. Note, 2.670%, 12/1/2026	243,929
1,200,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.750%, 2/24/2030	1,220,892
1,000,000	Cisco Systems, Inc., Sr. Unsecd. Note, 4.800%, 2/26/2027	1,010,273
490,000	Concentrix Corp., Sr. Unsecd. Note, 6.650%, 8/2/2026	498,076
125,000	Dell International LLC / EMC Corp., Sr. Unsecd. Note, 6.020%, 6/15/2026	126,096
500,000	Fiserv, Inc., Sr. Unsecd. Note, 2.650%, 6/1/2030	456,094
1,165,000	Fiserv, Inc., Sr. Unsecd. Note, 5.450%, 3/2/2028	1,191,072
1,320,000	Fiserv, Inc., Sr. Unsecd. Note, 5.600%, 3/2/2033	1,357,231

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 600,000	Global Payments, Inc., Sr. Unsecd. Note, 2.150%, 1/15/2027	$ 579,779
290,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 5/15/2030	264,753
500,000	Global Payments, Inc., Sr. Unsecd. Note, 2.900%, 11/15/2031	439,117
250,000	Global Payments, Inc., Sr. Unsecd. Note, 4.800%, 4/1/2026	250,027
600,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 4.850%, 10/15/2031	597,973
600,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 5.000%, 10/15/2034	582,270
1,000,000	Intel Corp., Sr. Unsecd. Note, 5.000%, 2/21/2031	1,007,805
300,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 3.000%, 10/30/2029	281,436
725,000	Keysight Technologies, Inc., Sr. Unsecd. Note, 4.950%, 10/15/2034	712,907
600,000	KLA Corp., Sr. Unsecd. Note, 4.650%, 7/15/2032	601,127
460,000	Lam Research Corp., Sr. Unsecd. Note, 4.000%, 3/15/2029	455,843
535,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2029	541,172
365,000	Microchip Technology, Inc., Sr. Unsecd. Note, 5.050%, 2/15/2030	369,503
2,120,000	Oracle Corp., Sr. Unsecd. Note, 6.150%, 11/9/2029	2,248,852
2,140,000	Roper Technologies, Inc., Sr. Unsecd. Note, 2.000%, 6/30/2030	1,896,840
795,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.800%, 12/15/2026	788,028
825,000	S&P Global, Inc., Sr. Unsecd. Note, 2.900%, 3/1/2032	745,865
600,000	Trimble, Inc., Sr. Unsecd. Note, 6.100%, 3/15/2033	635,812
1,345,000	Verisign, Inc., Sr. Unsecd. Note, 2.700%, 6/15/2031	1,198,101
475,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 3/15/2029	471,526
315,000	VMware, Inc., Sr. Unsecd. Note, 1.400%, 8/15/2026	305,231
	TOTAL	27,129,888
	Transportation - Railroads—0.3%
350,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 1.750%, 12/2/2026	337,725
300,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 2.450%, 12/2/2031	262,502
575,000	Union Pacific Corp., Sr. Unsecd. Note, 2.150%, 2/5/2027	557,179
	TOTAL	1,157,406
	Transportation - Services—2.6%
1,100,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	1,120,773
1,300,000	GXO Logistics, Inc., Sr. Unsecd. Note, 6.250%, 5/6/2029	1,352,646
785,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 1.650%, 7/15/2026	763,058
565,000	GXO Logistics, Inc., Sr. Unsecd. Note, Series WI, 2.650%, 7/15/2031	492,625
1,000,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 7/1/2029	1,020,211
1,075,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.250%, 2/1/2030	1,097,120
1,355,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 5.700%, 2/1/2028	1,388,649
510,000	Ryder System, Inc., Sr. Unsecd. Note, Series DMTN, 4.900%, 12/1/2029	516,287
650,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 1.750%, 9/1/2026	631,096
975,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 4.300%, 6/15/2027	973,030
250,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.250%, 6/1/2028	255,628
885,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 5.650%, 3/1/2028	911,891
	TOTAL	10,523,014
	Utility - Electric—6.1%
500,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.950%, 6/1/2028	492,540
500,000	Alabama Power Co., Sr. Unsecd. Note, Series 20-A, 1.450%, 9/15/2030	432,168
2,200,000	American Electric Power Co., Inc., Sr. Unsecd. Note, 2.300%, 3/1/2030	1,984,846
345,000	CenterPoint Energy, Inc., Sr. Unsecd. Note, 1.450%, 6/1/2026	336,162
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.950%, 12/15/2036	362,024
935,000	Dominion Energy, Inc., Sr. Unsecd. Note, 4.250%, 6/1/2028	930,439
1,700,000	Duke Energy Corp., Sr. Unsecd. Note, 2.450%, 6/1/2030	1,541,148
500,000	Duke Energy Corp., Sr. Unsecd. Note, 4.500%, 8/15/2032	489,664

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Electric—continued
$ 600,000	EDP Finance B.V., Sr. Unsecd. Note, 144A, 1.710%, 1/24/2028	$ 561,953
575,000	Electricite de France S.A., Sr. Unsecd. Note, 144A, 5.700%, 5/23/2028	591,269
200,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	197,898
685,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 1.625%, 7/12/2026	666,578
1,250,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.125%, 7/12/2028	1,165,847
700,000	EverSource Energy, Sr. Unsecd. Note, 5.450%, 3/1/2028	715,890
1,000,000	EverSource Energy, Sr. Unsecd. Note, 5.950%, 2/1/2029	1,042,206
1,855,000	Exelon Corp., Sr. Unsecd. Note, 4.050%, 4/15/2030	1,821,026
240,000	Fortis, Inc. / Canada, Sr. Unsecd. Note, 3.055%, 10/4/2026	235,411
675,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 4.450%, 3/13/2026	674,693
1,500,000	National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, 5.150%, 6/15/2029	1,542,866
1,115,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.625%, 7/15/2027	1,119,259
1,000,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 4.900%, 2/28/2028	1,010,648
1,975,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.000%, 2/28/2030	2,013,864
500,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 5.050%, 3/15/2030	509,462
590,000	NiSource, Inc., Sr. Unsecd. Note, 3.600%, 5/1/2030	565,212
60,000	NiSource, Inc., Sr. Unsecd. Note, 5.250%, 3/30/2028	61,235
555,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 5.400%, 3/15/2035	562,859
245,000	Puget Energy, Inc., Sec. Fac. Bond, 2.379%, 6/15/2028	230,589
1,250,000	Southern Co., Sr. Unsecd. Note, Series A, 3.700%, 4/30/2030	1,205,134
500,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 1.800%, 10/15/2030	435,143
155,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 2.200%, 12/15/2028	144,255
585,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 4.750%, 1/15/2028	589,940
850,000	WEC Energy Group, Inc., Sr. Unsecd. Note, 5.150%, 10/1/2027	862,463
	TOTAL	25,094,691
	Utility - Natural Gas Distributor—0.2%
750,000	Southern California Gas Co., Term Loan - 1st Lien, 5.050%, 9/1/2034	751,804
	TOTAL CORPORATE BONDS (IDENTIFIED COST $385,057,671)	388,659,352
	U.S. TREASURIES—3.2%
	U.S. Treasury Notes—3.2%
6,300,000	United States Treasury Note, 3.875%, 4/30/2030	6,280,862
6,500,000	United States Treasury Note, 4.625%, 2/15/2035	6,640,231
	TOTAL U.S. TREASURIES (IDENTIFIED COST $12,950,088)	12,921,093
	INVESTMENT COMPANY—1.1%
4,547,824	Federated Hermes Government Obligations Fund, Premier Shares, 4.24%[2] (IDENTIFIED COST $4,547,824)	4,547,824
	TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $402,555,583)	406,128,269
	OTHER ASSETS AND LIABILITIES - NET—0.6%[3]	2,293,488
	NET ASSETS—100%	$408,421,757
At July 31, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
Long Futures:
United States Treasury Notes 10-Year Ultra Long Futures	91	$10,290,109	September 2025	$94,896
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended July 31, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 4/30/2025	$19,474,905
Purchases at Cost	$24,756,673
Proceeds from Sales	$(39,683,754)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 7/31/2025	$4,547,824
Shares Held as of 7/31/2025	4,547,824
Dividend Income	$36,296

1
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

2	7-day net yield.
3	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of net assets at July 31, 2025.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of July 31, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$388,651,227	$8,125	$388,659,352
U.S. Treasuries	—	12,921,093	—	12,921,093
Investment Company	4,547,824	—	—	4,547,824
TOTAL SECURITIES	$4,547,824	$401,572,320	$8,125	$406,128,269
Other Financial Instruments:[1]
Assets	$94,896	$—	$—	$94,896

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust